UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00051

SELECTED AMERICAN SHARES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCK – (95.42%)
CONSUMER DISCRETIONARY – (15.34%)
Automobiles & Components – (3.72%)
Adient PLC	759,380	$55,184,144
Delphi Automotive PLC	384,630	30,958,869
		86,143,013
Consumer Durables & Apparel – (0.47%)
Hunter Douglas N.V. (Netherlands)	160,358	10,779,113
Media – (1.77%)
Liberty Global PLC, LiLAC Class C *	183,742	4,233,416
Liberty Global PLC, Series C *	1,050,798	36,819,962
		41,053,378
Retailing – (9.38%)
Amazon.com, Inc. *	169,830	150,561,088
CarMax, Inc. *	452,570	26,801,196
Liberty Expedia Holdings, Inc., Series A *	57,755	2,626,697
Liberty Interactive Corp., Liberty Ventures, Series A *	86,643	3,853,881
Liberty Interactive Corp., QVC Group, Series A *	282,598	5,657,612
Liberty TripAdvisor Holdings Inc., Series A *	80,115	1,129,622
Priceline Group Inc. *	14,856	26,443,234
		217,073,330
	Total Consumer Discretionary	355,048,834
CONSUMER STAPLES – (1.91%)
Food & Staples Retailing – (1.91%)
Costco Wholesale Corp.	263,430	44,174,577
	Total Consumer Staples	44,174,577
ENERGY – (11.06%)
Apache Corp.	2,175,490	111,798,431
Cabot Oil & Gas Corp.	1,456,810	34,832,327
Encana Corp. (Canada)	5,443,993	63,749,158
Occidental Petroleum Corp.	718,732	45,538,860
	Total Energy	255,918,776
FINANCIALS – (29.64%)
Banks – (10.88%)
JPMorgan Chase & Co.	1,390,766	122,164,886
Wells Fargo & Co.	2,326,491	129,492,489
		251,657,375
Diversified Financials – (16.38%)
Capital Markets – (4.50%)
Bank of New York Mellon Corp.	2,203,311	104,062,378
Consumer Finance – (5.40%)
American Express Co.	1,227,790	97,130,467
Capital One Financial Corp.	321,429	27,855,037
		124,985,504
Diversified Financial Services – (6.48%)
Berkshire Hathaway Inc., Class A *	459	114,681,150
Visa Inc., Class A	398,166	35,385,012
		150,066,162
		379,114,044

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2017 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (2.38%)
Multi-line Insurance – (1.22%)
Fairfax Financial Holdings Ltd. (Canada)	5,917	$2,699,975
Loews Corp.	544,495	25,466,031
		28,166,006
Property & Casualty Insurance – (1.16%)
Chubb Ltd.	120,299	16,390,739
Markel Corp. *	10,725	10,466,098
		26,856,837
		55,022,843
	Total Financials	685,794,262
HEALTH CARE – (5.43%)
Health Care Equipment & Services – (5.36%)
Aetna Inc.	421,540	53,767,427
Express Scripts Holding Co. *	430,377	28,366,148
UnitedHealth Group Inc.	255,129	41,843,707
		123,977,282
Pharmaceuticals, Biotechnology & Life Sciences – (0.07%)
Valeant Pharmaceuticals International, Inc. (Canada)*	154,171	1,700,506
	Total Health Care	125,677,788
INDUSTRIALS – (8.55%)
Capital Goods – (8.06%)
Johnson Controls International PLC	1,390,626	58,573,167
Orascom Construction Ltd. (United Arab Emirates)*	647,923	3,563,577
Safran S.A. (France)	535,772	40,026,449
United Technologies Corp.	751,345	84,308,422
		186,471,615
Transportation – (0.49%)
FedEx Corp.	57,770	11,273,816
	Total Industrials	197,745,431
INFORMATION TECHNOLOGY – (13.82%)
Semiconductors & Semiconductor Equipment – (2.18%)
Texas Instruments Inc.	625,195	50,365,709
Software & Services – (11.64%)
Alphabet Inc., Class A *	79,679	67,551,856
Alphabet Inc., Class C *	120,046	99,585,360
ASAC II L.P. *(a)	1,174,606	1,115,641
CommerceHub, Inc., Series A *	14,398	222,881
CommerceHub, Inc., Series C *	28,898	448,786
Facebook Inc., Class A *	395,998	56,251,516
Fang Holdings Ltd., Class A, ADR (China)*	960,969	3,132,759
Microsoft Corp.	367,587	24,209,280
Oracle Corp.	379,920	16,948,231
		269,466,310
	Total Information Technology	319,832,019

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2017 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (9.67%)
Axalta Coating Systems Ltd. *	678,920	$21,861,224
Ecolab Inc.	172,245	21,589,188
LafargeHolcim Ltd. (Switzerland)	1,178,728	69,789,407
Monsanto Co.	492,468	55,747,377
OCI N.V. (Netherlands)*	988,376	18,995,004
Praxair, Inc.	302,181	35,838,667
	Total Materials	223,820,867
	TOTAL COMMON STOCK – (Identified cost $1,375,789,429)	2,208,012,554
PREFERRED STOCK – (1.92%)
CONSUMER DISCRETIONARY – (1.92%)
Retailing – (1.92%)
Didi Chuxing Joint Co., Series A (China)*(a)	1,161,716	44,409,034
	TOTAL PREFERRED STOCK – (Identified cost $32,238,474)	44,409,034
SHORT-TERM INVESTMENTS – (1.71%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.83%, 04/03/17, dated 03/31/17, repurchase value of $8,478,586 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.875%-9.50%, 06/15/17-01/20/47, total market value $8,647,560)	$8,478,000	8,478,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.77%, 04/03/17, dated 03/31/17, repurchase value of $3,915,251 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 05/20/46-12/20/46, total market value $3,993,300)	3,915,000	3,915,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.82%, 04/03/17, dated 03/31/17, repurchase value of $15,262,043 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.12%-3.50%, 01/01/26-01/01/47, total market value $15,566,220)	15,261,000	15,261,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.95%, 04/03/17, dated 03/31/17, repurchase value of $11,870,940 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.10%-3.911%, 05/24/21-03/01/47, total market value $12,107,400)	11,870,000	11,870,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $39,524,000)	39,524,000
	Total Investments – (99.05%) – (Identified cost $1,447,551,903) – (b)	2,291,945,588
	Other Assets Less Liabilities – (0.95%)	21,998,376
	Net Assets – (100.00%)	$2,313,943,964

ADR: American Depositary Receipt

*	Non-income producing security.

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. – (CONTINUED)	March 31, 2017 (Unaudited)

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $45,524,675 or 1.97% of the Fund's net assets as of March 31, 2017.

(b)	Aggregate cost for federal income tax purposes is $1,457,961,584. At March 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$922,284,415
	Unrealized depreciation	(88,300,411)
	Net unrealized appreciation	$833,984,004

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	March 31, 2017 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (89.01%)
CONSUMER DISCRETIONARY – (26.10%)
Consumer Durables & Apparel – (2.43%)
Hunter Douglas N.V. (Netherlands)	23,532	$1,581,799
Consumer Services – (7.05%)
New Oriental Education & Technology Group, Inc., ADR (China)*	37,806	2,282,726
TAL Education Group, Class A, ADR (China)*	21,708	2,313,422
		4,596,148
Media – (8.31%)
Grupo Televisa S.A.B., ADR (Mexico)	61,469	1,594,506
Naspers Ltd. - N (South Africa)	22,174	3,826,167
		5,420,673
Retailing – (8.31%)
Ctrip.com International, Ltd., ADR (China)*	13,367	656,988
JD.com Inc., Class A, ADR (China)*	85,855	2,670,949
Jumei International Holding Ltd., Class A, ADR (China)*	4,057	14,970
Vipshop Holdings Ltd., Class A, ADR (China)*	155,437	2,073,530
		5,416,437
	Total Consumer Discretionary	17,015,057
ENERGY – (8.05%)
Encana Corp. (Canada)	363,435	4,255,824
Paramount Resources Ltd., Class A (Canada)*	75,550	964,649
Seven Generations Energy Ltd., Class A (Canada)*	1,448	26,459
	Total Energy	5,246,932
FINANCIALS – (12.01%)
Diversified Financials – (7.77%)
Capital Markets – (6.32%)
BM&FBOVESPA S.A. (Brazil)	324,520	1,999,614
Noah Holdings Ltd., ADS (China)*	83,644	2,122,884
		4,122,498
Diversified Financial Services – (1.45%)
Groupe Bruxelles Lambert S.A. (Belgium)	7,170	650,926
Pargesa Holding S.A., Bearer Shares (Switzerland)	4,131	291,993
		942,919
		5,065,417
Insurance – (4.24%)
Multi-line Insurance – (4.24%)
Sul America S.A. (Brazil)	518,697	2,765,302
	Total Financials	7,830,719
HEALTH CARE – (7.36%)
Pharmaceuticals, Biotechnology & Life Sciences – (7.36%)
Novartis AG, ADR (Switzerland)	28,000	2,079,560
Roche Holding AG - Genusschein (Switzerland)	8,700	2,221,794
Valeant Pharmaceuticals International, Inc. (Canada)*	44,909	495,346
	Total Health Care	4,796,700
INDUSTRIALS – (18.85%)
Capital Goods – (9.14%)
Brenntag AG (Germany)	9,184	514,858
Meggitt PLC (United Kingdom)	130,817	729,850
Safran S.A. (France)	31,521	2,354,870

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	March 31, 2017 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Schneider Electric SE (France)	32,214	$2,358,531
		5,958,109
Commercial & Professional Services – (1.43%)
IWG PLC (United Kingdom)	233,767	934,309
Transportation – (8.28%)
CAR Inc. (China)*	1,053,241	987,985
InterGlobe Aviation Ltd. (India)*	160,214	2,591,897
ZTO Express (Cayman) Inc., Class A, ADR (China)*	138,678	1,815,295
		5,395,177
	Total Industrials	12,287,595
INFORMATION TECHNOLOGY – (7.60%)
Software & Services – (6.14%)
58.com Inc., Class A, ADR (China)*	2,346	83,025
Alibaba Group Holding Ltd., ADR (China)*	17,050	1,838,502
Baidu, Inc., Class A, ADR (China)*	3,847	663,684
Fang Holdings Ltd., Class A, ADR (China)*	434,361	1,416,017
		4,001,228
Technology Hardware & Equipment – (1.46%)
Hollysys Automation Technologies Ltd. (China)	56,110	949,942
	Total Information Technology	4,951,170
MATERIALS – (9.04%)
Air Liquide S.A. (France)	4,042	461,816
Akzo Nobel N.V. (Netherlands)	9,870	818,444
LafargeHolcim Ltd. (Switzerland)	48,003	2,842,132
Linde AG (Germany)	10,622	1,768,854
	Total Materials	5,891,246
TOTAL COMMON STOCK – (Identified cost $54,896,719)		58,019,419
PREFERRED STOCK – (9.77%)
CONSUMER DISCRETIONARY – (9.77%)
Retailing – (9.77%)
Didi Chuxing Joint Co., Series A (China)*(a)	106,435	4,068,702
Internet Plus Holdings Ltd., Series A-10 (China)*(a)	616,958	2,302,919
	Total Consumer Discretionary	6,371,621
TOTAL PREFERRED STOCK – (Identified cost $4,861,352)		6,371,621
SHORT-TERM INVESTMENTS – (1.27%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.83%, 04/03/17, dated 03/31/17, repurchase value of $178,012 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.875%-9.50%, 06/15/17-01/20/47, total market value $181,560)	$178,000	178,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.77%, 04/03/17, dated 03/31/17, repurchase value of $81,005 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 05/20/46-12/20/46, total market value $82,620)	81,000	81,000

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	March 31, 2017 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.82%, 04/03/17, dated 03/31/17, repurchase value of $320,022 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.50%, 01/01/27-11/20/46, total market value $326,400)	$320,000	$320,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.95%, 04/03/17, dated 03/31/17, repurchase value of $249,020 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.00%, 11/01/22-03/01/47, total market value $253,980)	249,000	249,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $828,000)	828,000
		Total Investments – (100.05%) – (Identified cost $60,586,071) – (b)	65,219,040
		Liabilities Less Other Assets – (0.05%)	(35,649)
		Net Assets – (100.00%)	$65,183,391

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $6,371,621 or 9.77% of the Fund's net assets as of March 31, 2017.

(b)	Aggregate cost for federal income tax purposes is $62,151,065. At March 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
		Unrealized appreciation	$10,749,145
		Unrealized depreciation	(7,681,170)
		Net unrealized appreciation	$3,067,975

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
March 31, 2017 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2017 (Unaudited)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of March 31, 2017 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Selected	Selected
	American Shares	International Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$355,048,834	$17,015,057
Consumer Staples	44,174,577	–
Energy	255,918,776	5,246,932
Financials	685,794,262	7,830,719
Health Care	125,677,788	4,796,700
Industrials	197,745,431	12,287,595
Information Technology	318,716,378	4,951,170
Materials	223,820,867	5,891,246
Total Level 1	2,206,896,913	58,019,419
Level 2 – Other Significant Observable Inputs:
Short-term securities	39,524,000	828,000
Total Level 2	39,524,000	828,000
Level 3 – Significant Unobservable Inputs:
Equity securities:
Consumer Discretionary	44,409,034	6,371,621
Information Technology	1,115,641	–
Total Level 3	45,524,675	6,371,621
Total Investments	$2,291,945,588	$65,219,040

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 31, 2017.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2017:

	Selected American Shares	Selected International Fund
Investment Securities:
Beginning balance	$45,524,675	$6,371,621
Net change in unrealized appreciation (depreciation)	–	–
Ending balance	$45,524,675	$6,371,621

Net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2017	$–	$–

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.  The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2017 (Unaudited)

Fair Value Measurements – (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table

	Investments	Fair Value at	Valuation	Unobservable
Fund	at Value	March 31, 2017	Technique	Input(s)	Amount(s)
Selected American Shares	Common Stock	$1,115,641	Discounted Cash Flow	Annualized Yield	2.523%
	Preferred Stock	44,409,034	Market Approach	Transaction Price	$38.2271
		$45,524,675

Selected International Fund	Preferred Stock	$4,068,702	Market Approach	Transaction Price	$38.2271
	Preferred Stock	2,302,919	Market Approach	Transaction Price Conversion Price Adjustment	$3.8607 3.32%
		$6,371,621

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. An increase or decrease in these inputs would result in higher or lower fair value measurements.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED AMERICAN SHARES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 12, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 12, 2017

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: May 12, 2017